CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities
Net income (loss)	$ (3,508)	$ (7,479)	$ (23,746)	$ (625)	$ (7,189)
Adjustment to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	4,677	4,166	17,095	10,341	7,874
Deferred taxes	1,054	1,713	(721)	(694)	(414)
Share-based compensation expenses	4,368	2,218	11,074	9,535	6,919
Share in losses of associated company	6	22	143	81
Foreign currency re-measurement	856	(1,440)	(576)	(521)	2,538
Changes in operating assets and liabilities, net of effects of businesses acquired:
Other current assets	(8,215)	1,133	3,627	(1,278)	(3,216)
Trade payables	(4,099)	(3,259)	2,865	6,817	1,529
Deferred revenue	(165)	120	417	(1,873)	(678)
Accounts receivables	13,110	2,438	(3,869)	1,197	(2,203)
CA extended to customers	(104,357)	(48,227)	(266,149)	(171,105)	(22,639)
CA collected from customers	98,420	75,553	259,790	128,125	5,883
Other payables	(13,320)	(17,735)	15,416	12,030	4,315
Other long-term liabilities	(1,507)	346	(2,572)	1,750	1,256
ROU assets	2,352
Other assets	(6,140)	(654)	(3,268)	(8,092)	37
Net cash provided by (used in) operating activities	(16,468)	8,915	9,526	(14,312)	(5,988)
Cash Flows from Investing Activities
Purchase of property, equipment and software	(797)	(1,574)	(4,992)	(9,149)	(4,538)
Capitalization of internal use software	(3,351)	(2,014)	(9,045)	(8,140)	(6,325)
Change in severance pay fund	(213)	52	378	(40)	(197)
Customer funds in transit	(3,673)	3,074	(37,713)	3,249	(369)
Acquisition, net of cash acquired		(15,482)	(15,482)
Net cash used in investing activities	(8,034)	(15,944)	(66,854)	(20,581)	(11,429)
Cash Flows from Financing Activities
Exercise of options	469	228	849	1,044	818
Outstanding operating balances	(22,040)	32,469	1,659,944	292,699	552,806
Repayment or proceeds from long-term debt, net	24,001		(19,975)	60,000
Net cash provided by financing activities	2,430	32,697	1,673,464	353,743	553,624
Effect of exchange rate changes on cash and cash equivalents	(899)	1,442	636	521	(2,538)
Net change in cash, cash equivalents, restricted cash and customer funds	(22,971)	27,110	1,616,772	319,371	533,669
Cash, cash equivalents, restricted cash and customer funds at beginning of the period	3,413,289	1,796,517	1,796,517	1,477,146	943,477
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 3,390,318	$ 1,823,627	$ 3,413,289	$ 1,796,517	$ 1,477,146